Investment Strategy - Kurv U.S. Large Cap TaxOptimized ETF	Jul. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to exceed the total return of the S&P 500 Index (the “Benchmark”) by investing under normal circumstances in exchanged traded funds (“U.S. Large Cap ETFs”) that invest in the equity securities of companies that are organized or operating in the United States and that, at the time of investment, have market capitalizations that are within the range represented in the Benchmark (approximately between $6.5 billion and $4.8 trillion as of June 30, 2026) (“U.S. Large Cap Equity Securities”) as well as derivatives on U.S. Large Cap ETFs, backed by a portfolio of Fixed Income Instruments and Preferred Securities Instruments. The Fund may also invest directly in U.S. Large Cap Equity Securities as well as derivatives on U.S. Large Cap Equity Securities.

“Fixed Income Instruments” will primarily consist of municipal bonds and municipal bond ETFs but may include non-municipal bonds, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities as well as ETFs on such instruments. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETFs primarily investing in preferred securities. The Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The Fund normally uses option contracts on U.S. Large Cap Equity Securities and U.S. Large Cap ETFs to attempt to equal or exceed the daily performance of the Benchmark. The value of option contracts on U.S. Large Cap Equity Securities as well as U.S. Large Cap ETFs should closely track changes in the underlying securities and indices. As part of its strategy, the Fund may employ various option strategies to generate income and/or to preserve capital. The Fund may also invest directly in common stocks and index derivatives, such as futures, options on futures, and swaps.

As derivatives tracking U.S. Large Cap ETFs may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly for the equivalent amount of exposure, the remainder of the Fund’s assets may be invested in Fixed Income Instruments. Kurv actively manages the Fixed Income Instruments held by the Fund in a tax optimized manner with a view toward enhancing the Fund’s total return. The Fund looks at the universe of Fixed Income Instruments and Preferred Securities and estimates the after-tax income associated with each of those investments, and then trades those assets in such a way as to achieve a high level of risk-adjusted after-tax income. Where relevant, the Adviser may use data from third party research providers in assessing Fixed Income Instruments and Preferred Securities and in allocating such instruments to the portfolio.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in U.S. Large Cap Equity Securities, U.S. Large Cap ETFs or derivatives on U.S. Large Cap Equity Securities or U.S. Large Cap ETFs.  The Fund will consider the investments of the underlying ETFs in which it invests, including U.S. Large Cap ETFs, when determining compliance with its 80% policy. Additionally, for the purposes of complying with its 80% investment policy, the Fund will use the notional value of the derivatives it holds.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or statement of additional information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested U.S. Large Cap ETFs, U.S. Large Cap Securities or derivatives on such instruments, may be invested in Fixed Income Instruments and Preferred Securities Instruments. The Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

With respect to the Fixed Income Instruments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, except with respect to such investments, the Fund may only invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to ’Fixed Income Instruments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the Fixed Income Instruments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in U.S. Large Cap Equity Securities, U.S. Large Cap ETFs or derivatives on U.S. Large Cap Equity Securities or U.S. Large Cap ETFs.